Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	WHEELS UP EXPERIENCE INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001819516
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1